Interest-Bearing Borrowings (Details)		12 Months Ended
	Nov. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)
Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables				¥ 197,573,465	¥ 5,965,977		¥ 78,506,284
Fixed interest rate per annum				12.80%	13.80%		12.80%
Funds obtained		¥ 137,667,154
Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		12,479,559	$ 101,872,043
Fee receivables		13,174,228
China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		762,913,855		¥ 1,220,808,014	¥ 113,053,053		¥ 1,442,034,780
Fixed interest rate per annum					12.50%
Interest payable		1,249,547
Repurchase amount		1,047,772,349		1,506,610,663
Funds obtained		984,426,690
Shanghai Xingbo Enterprise Management Partnership [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables							¥ 60,330,828
Fixed interest rate per annum							12.50%
Interest payable		426,161
Repurchase amount		3,079,305		43,436,307
Funds obtained		13,815,216
Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables				253,263,591			¥ 143,964,403
Interest payable				137,323
Repurchase amount		204,086,906		132,241,088
Funds obtained				60,900,000
Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		1,389,560,000		902,523,554			206,493,005
Interest payable		27,614,576
Repurchase amount		795,248,837		310,475,497
Funds obtained		1,392,852,224
Changzhou Huitong Investment Co. [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables							¥ 56,038,750
Interest payable		68,592
Repurchase amount		28,977,247		26,311,503
Funds obtained		750,000
Changzhou Huitong [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		7,219
Guangxi Jinkong Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		12,153,095		26,169,926
Interest payable				353,322
Repurchase amount		9,811,715		6,581,146
Funds obtained				21,930,160
Ruijing Financial Assets Management Company [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables				¥ 50,000,000
Fixed interest rate per annum				12.50%
Interest payable
Repurchase amount				¥ 50,000,000
Funds obtained
Nanjing Zijin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		¥ 18,150,000		¥ 52,850,000
Fixed interest rate per annum		10.00%		10.00%		10.00%
Repurchase amount		¥ 33,523,760
Funds obtained		37,476,240
Jiantou Holding Limited Liability Company [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		¥ 104,083,060		¥ 81,660,000
Fixed interest rate per annum		10.00%		10.00%		10.00%
Interest payable		¥ 67,475
Repurchase amount		145,793,487		¥ 2,951,072
Funds obtained		36,998,500
Guangdong Yuepu Microcredit Refinance Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		¥ 35,000,000
Fixed interest rate per annum		10.50%				10.50%
Interest payable		¥ 112,292
Funds obtained		35,000,000
Xinhou Investment Management Co., Ltd. [Member]
Interest-Bearing Borrowings [Line Items]
Loan principals, interests and financing service fee receivables		¥ 1,400,000
Fixed interest rate per annum		12.00%				12.00%
Interest payable		¥ 7,467
Funds obtained		¥ 1,400,000
Commercial Bank PRC [Member]
Interest-Bearing Borrowings [Line Items]
Loan agreement term	30 years				10 years
Principal amount	¥ 22,250,000				¥ 75,500,000
Borrowing bear annual interest rate	4.10%	4.50%	4.50%
VIEs [Member]
Interest-Bearing Borrowings [Line Items]
Principal payment		¥ 578,632,158
Office buildings [Member]
Interest-Bearing Borrowings [Line Items]
Principal amount		59,770,835
Real estate property [Member]
Interest-Bearing Borrowings [Line Items]
Long-Term Debt, Average Amount Outstanding		¥ 21,375,659
Minimum [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		12.80%				12.80%
Minimum [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		11.50%		11.50%		11.50%	11.50%
Minimum [Member] | Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum				11.30%			11.30%
Minimum [Member] | Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		11.50%		11.50%		11.50%	11.50%
Minimum [Member] | Changzhou Huitong Investment Co. [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum							11.50%
Minimum [Member] | Guangxi Jinkong Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		12.00%		12.00%		12.00%
Minimum [Member] | VIEs [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		5.10%				5.10%
Maximum [Member] | Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Repurchase amount | $						$ 54,986,088
Maximum [Member] | Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		13.80%				13.80%
Maximum [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		12.50%		12.50%		12.50%	12.50%
Maximum [Member] | Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum				13.20%			13.20%
Maximum [Member] | Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		12.30%		12.30%		12.30%	12.30%
Maximum [Member] | Changzhou Huitong Investment Co. [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum							13.00%
Maximum [Member] | Guangxi Jinkong Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Fixed interest rate per annum		12.50%		12.50%		12.50%
Maximum [Member] | VIEs [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		10.20%				10.20%